VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Jun. 30, 2022
VARIABLE INTEREST ENTITIES
Schedule of information regarding consolidated VIEs

	June 30, 2021	June 30, 2022	June 30, 2022
	RMB	RMB	U.S. Dollars
ASSETS
Current Assets
Cash	¥4,293,380	¥18,033,666	$2,584,476
Restricted cash	—	723,560	108,031
Notes receivable	6,305,633	10,828,308	1,616,715
Trade accounts receivable, net	24,762,732	22,577,980	3,370,994
Inventories, net	3,644,522	3,894,369	581,447
Other receivables, net	5,988,641	5,500,981	821,321
Loans to third parties	1,350,000	30,270,563	4,519,531
Purchase advances, net	1,078,137	178,208	26,607
Contract costs, net	48,795,906	33,858,820	5,055,274
Prepaid expenses	-	165,120	24,653
Prepaid expenses- related parties	433,000	275,000	41,059
Total current assets	96,651,951	126,306,575	18,750,108

Property and equipment, net	27,138,768	25,474,162	3,803,407
Land use right, net	1,253,408	1,226,169	183,073
Customer relationship	6,650,000	5,950,000	888,362
Long-term other receivables, net	114,679	1,564,381	233,569
Goodwill	6,996,895	4,730,002	706,211
Right of use assets	7,925,930	5,440,590	812,305
Total Assets	¥146,731,631	¥170,931,618	$25,412,829

LIABILITIES
Short-term bank loan	¥15,000,000	¥10,000,000	$1,493,045
Trade accounts payable	18,182,770	12,826,108	1,914,996
Other payables	2,096,830	1,469,761	219,442
Other payable- related parties	1,253,797	1,061,081	158,424
Advance from customers	7,686,276	2,107,277	314,626
Accrued payroll and employees’ welfare	1,565,898	1,213,040	181,112
Intercompany payables*	123,331,367	194,373,010	29,020,764
Taxes payable	1,249,052	2,211,190	330,141
Short-term borrowings	530,000	—	—
Short-term borrowings - related parties	12,676,042	9,009,156	1,345,107
Long-term borrowings - related party - current portion	920,066	999,530	149,234
Operating lease liabilities - current	2,226,832	3,892,774	581,209
Total current liabilities	186,718,930	239,162,927	35,708,100

Operating lease liabilities - non-current	4,792,101	2,184,635	326,176
Long-term borrowings - related party	6,486,551	5,511,076	822,828
Deferred tax liability	624,088	187,972	28,065
Total Liabilities	¥198,621,670	¥247,046,610	$36,885,169

*Intercompany payables are eliminated upon consolidation.